Summary of Significant Accounting Policies - Summary Of Useful Lives Of Intangible Assets Including Goodwill (Detail)	12 Months Ended
Dec. 31, 2022
Patents [member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	10 years
Amortisation rate	10
Licenses and Licenses for Marketed Products [member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	8 - 24 years
Amortisation rate	13% - 4
In-process R&D Programs and Internally Generated Intangible Assets [Member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	Not yet amortized, Impairment Only
Amortisation rate	—
Software [member]
Disclosure Details Of Useful Lives Of Intangible Assets Including Goodwill [Line Items]
Useful Life	3 to 5 years
Amortisation rate	33% - 20